MARCH  31,  2000

SEMI-ANNUAL

REPORT

CALVERT  CAPITAL
ACCUMULATION  FUND

TABLE
OF
CONTENTS
PRESIDENT'S  LETTER
1
SOCIAL  UPDATE
2
PORTFOLIO
MANAGER  REMARKS
3
STATEMENT
OF  NET  ASSETS
6
STATEMENT
OF  OPERATIONS
9
STATEMENTS
OF  CHANGES  IN
NET  ASSETS
10
NOTES  TO
FINANCIAL  STATEMENTS
12
FINANCIAL  HIGHLIGHTS
15

DEAR  SHAREHOLDERS:
IN A QUARTER WHERE FEARS OVER A DISRUPTING Y2K BUG SUBSIDED JUST DAYS INTO THE START OF THE NEW YEAR, THE SPECTER OF INCREASED MARKET VOLATILITY TOOK EVEN GREATER SUBSTANCE - WITH LARGE UPWARD SWINGS ONE DAY - ESPECIALLY IN THE TECHNOLOGY-LADEN NASDAQ - FOLLOWED BY DROPS OF 100 (OR EVEN 487) POINTS, THE NEXT.
AT  THE  SAME  TIME  THE  FEDERAL RESERVE, FRETTING OVER AN OVERHEATING ECONOMY,
CONTINUED  TO  PUSH  UP  SHORT-TERM  INTEREST  RATES.
AS IN PAST QUARTERS, YOU COULD PICK THE TOP PERFORMERS BY CAPITALIZATION RANGE AND INDUSTRY GROUP. JUST AS TECHNOLOGY AND BIOTECH PLAYS FUELED MUCH OF THE ADVANCE EARLIER IN THE QUARTER, THE INITIAL MICROSOFT JUDGMENT, ALONG WITH WORDS OF WARNING FROM PRESIDENT BILL CLINTON AND BRITISH PRIME MINISTER TONY BLAIR OVER GENETIC RESEARCH PROPERTY RIGHTS, SIGNALED A SHARP DECLINE IN BOTH "NEW ECONOMY" SECTORS. AND ALL THIS DURING A QUARTER WHEN, ON MARCH 16, THE DOW JONES INDUSTRIAL AVERAGE POSTED A 499-POINT GAIN!
MARKET VOLATILITY - IF NOT DOWNRIGHT TURMOIL - IS, WE BELIEVE, A CURRENT CONDITION, NOT A CONSTANT. STILL, THIS CHALLENGING ENVIRONMENT UNDERSCORES THE VALUE OF PROFESSIONAL MONEY MANAGEMENT. REMEMBER TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBJECTIVES AND TOLERANCE FOR RISK. REEVALUATE YOUR ASSET ALLOCATION TO BE SURE YOU ARE POSITIONED AT A COMFORTABLE LEVEL. IF YOU THINK CHANGE IS IN ORDER, YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT KEEP YOU ON TRACK TO MEET YOUR LONG-TERM FINANCIAL OBJECTIVES WITHOUT EXPOSING YOU TO UNDUE LEVELS OF RISK.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.


SINCERELY,
BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
APRIL  28,  2000

SOCIAL
UPDATE

CALVERT-HENDERSON  QUALITY  OF  LIFE  INDICATORS
CALVERT GROUP HAS PUBLISHED CALVERT-HENDERSON QUALITY OF LIFE INDICATORS -- THE RESULT OF A RESEARCH PROJECT THAT EXAMINES SOCIETAL TRENDS AND PRESENTS A COMPREHENSIVE PICTURE OF THE OVERALL WELLBEING OF THE NATION.
THE PURPOSE OF THE INDICATORS IS TO EDUCATE THE PUBLIC, BROADEN THE DEBATE ABOUT THE QUALITY OF OUR LIFE, HOLD GOVERNMENT AND BUSINESS ACCOUNTABLE, AND CLARIFY THE IMPACT OF THE MULTIPLE CHOICES WE MAKE IN OUR WORK, LEISURE AND CIVIC LIVES. STATISTICAL DATA, DRAWN FROM 12 AREAS OF THE US ECONOMY, IS USED TO DETERMINE WHETHER WE ARE MAKING PROGRESS OR LOSING GROUND IN AREAS THAT CONTRIBUTE SIGNIFICANTLY TO OUR QUALITY OF LIFE.
CALVERT  HELPS  PROTECT  GRAY  WHALE  BREEDING  GROUND
CALVERT GROUP JOINED FORCES WITH SEVERAL OTHER SOCIAL INVESTMENT COMPANIES TO SUPPORT A CAMPAIGN SPONSORED BY THE INTERNATIONAL FUND FOR ANIMAL WELFARE. THE CAMPAIGN, CALLED "DON'T BUY IT!" WAS TARGETED AT THE MITSUBISHI INTERNATIONAL CORPORATION'S PLANS TO DEVELOP A HUGE SALT WORKS IN LAGUNA SAN IGNACIO THAT WOULD HAVE AFFECTED THE BREEDING GROUNDS OF THE EASTERN PACIFIC GRAY WHALE. CALVERT RECEIVED FAVORABLE PRESS COVERAGE FROM A LOCAL ABC AFFILIATE. SUBSEQUENTLY, MEXICAN PRESIDENT ERNESTO ZEDILLO RESPONDED BY CANCELING PLANS TO PARTNER WITH MITSUBISHI IN BUILDING THE SALT WORKS, STATING THAT THE PRISTINE SITE SHOULD BE PRESERVED FOR FUTURE GENERATIONS.
CALVERT  FOUNDATION  WINS  AWARD
BUSINESS ETHICS MAGAZINE GAVE THE CALVERT FOUNDATION THE "1999 COMMUNITY INVESTMENT" AWARD AS PART OF THEIR ANNUAL SOCIAL INVESTMENT AWARDS. IN PARTICULAR, THE PUBLICATION CITED THE FOUNDATION'S ROLE IN ESTABLISHING THE COMMUNITY INVESTMENT AS A NEW ASSET CLASS.

ED  BROWN
OF  BROWN  CAPITAL  MANAGEMENT  COMPANY

HOW  DID  THE  FUND  PERFORM  AGAINST  ITS  BENCHMARK?
FOR THE SIX-MONTH PERIOD, OCTOBER 1, 1999 THROUGH MARCH 31, 2000, THE S&P MIDCAP INDEX PRODUCED A TOTAL RETURN OF 32.06%. FOR THE SAME PERIOD, THE CAPITAL ACCUMULATION FUND'S CLASS A SHARES PRODUCED A TOTAL RETURN OF 22.74%.

BY DESIGN, THE PORTFOLIO WAS OVERWEIGHT IN THE TECHNOLOGY SECTOR, AND THERE WAS A POSITIVE EFFECT DURING THE PERIOD FOR HAVING AN OVERWEIGHT ALLOCATION. STILL, OUR OVERALL UNDERPERFORMANCE COMPARED TO THE S&P MIDCAP INDEX BENCHMARK CAN BE ATTRIBUTED BOTH TO THE TECHNOLOGY COMPANIES THAT WE OWNED AS WELL AS THOSE THAT WE DO NOT OWN. TWO COMPANIES THAT WE DO OWN, BMC SOFTWARE AND COMPUWARE, NEGATIVELY IMPACTED PERFORMANCE. MORE SIGNIFICANT, HOWEVER, WAS THE NEGATIVE CONTRIBUTION FROM NOT OWNING VERITAS, WHICH WE FELT WAS TOO RICHLY VALUED.

HOW  WAS  FUND  PERFORMANCE  INFLUENCED  BY  MARKET  AND  ECONOMIC  EVENTS?
THE SIX-MONTH PERIOD ENDING MARCH 31, 2000 MARKED A DIFFICULT MARKET ENVIRONMENT FOR THE VALUATION-CONSCIOUS INVESTOR. SELECTED COMPANIES, PARTICULARLY THOSE IN THE TECHNOLOGY AND TELECOMMUNICATIONS INDUSTRIES, ACHIEVED LOFTY VALUATIONS. CAN THESE COMPANIES CONTINUE TO GROW AT A RATE THAT WILL ULTIMATELY PRODUCE SUFFICIENT EARNINGS TO JUSTIFY THEIR MARKET CAPITALIZATION? WE DO NOT THINK SO.

PORTFOLIO  STATISTICS
MARCH  31,  2000
INVESTMENT  PERFORMANCE

                                6  MONTHS     12  MONTHS
                                  ENDED          ENDED
                                 3/31/00         3/31/00
CLASS  A                           22.74%         16.06%
CLASS  B                           22.28%         15.18%
CLASS  C                           22.27%         15.15%
CLASS  I                           23.22%         16.93%
S&P  MIDCAP  400
INDEX  TR                          32.06%         38.08%
LIPPER  MID-CAP  GROWTH
FUNDS  AVERAGE                     70.02%         97.82%
TEN  LARGEST  STOCK  HOLDINGS

                                      %  OF  NET  ASSETS

PAYCHEX,  INC.                                     3.32%
DOLLAR  GENERAL  CORP.                             3.24%
KOHLS  CORP.                                       3.17%
PRICE  (T.  ROWE)  ASSOCIATES,  INC.               3.06%
FASTENAL  CO.                                      2.90%
LEGG  MASON,  INC.                                 2.85%
ADVENT  SOFTWARE,  INC.                            2.79%
CARDINAL  HEALTH,  INC.                            2.77%
DOLLAR  TREE  STORES,  INC.                        2.76%
AXIOM  CORP.                                       2.74%
TOTAL                                             29.60%
ASSET  ALLOCATION

STOCKS                                               98%
CASH  OR  CASH  EQUIVALENTS                           2%
TOTAL                                               100%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE. TR REPRESENTS TOTAL RETURN.

SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.

PORTFOLIO  STATISTICS
MARCH  31,  2000
AVERAGE  ANNUAL  TOTAL  RETURNS

                                        CLASS  A  SHARES
ONE  YEAR                                         10.56%
SINCE  INCEPTION                                  19.21%
(10/31/94)

                                        CLASS  B  SHARES
ONE  YEAR                                         10.18%
SINCE  INCEPTION                                   9.50%
(4/1/98)

                                        CLASS  C  SHARES
ONE  YEAR                                         14.15%
SINCE  INCEPTION                                  19.35%
(10/31/94)


                                        CLASS  I  SHARES
ONE  YEAR                                         16.93%
SINCE  INCEPTION                                  21.08%
(3/1/99)

HAVE  EVENTS  MODIFIED  YOUR  CURRENT  STRATEGIC  THINKING?
WE BELIEVE THAT THE VALUATIONS OF SELECTED TMT (TECHNOLOGY, MEDIA, AND TELECOMMUNICATIONS) COMPANIES IS RETURNING TO MORE RATIONAL LEVELS. RECOGNIZING THAT A HIGH DEGREE OF IRRATIONAL EUPHORIA HAS SURROUNDED TMT "NEW ECONOMY" STOCKS, WE MAINTAIN A WATCHFUL EYE TOWARDS THE NON-TMT "OLD ECONOMY" COMPANIES, AND CONTINUE TO CONSTRUCT THE PORTFOLIO BASED ON SOLID FUNDAMENTALS -- REGARDLESS OF THEIR "NEW" OR "OLD" ECONOMY DESIGNATION.

THE CURRENT ECONOMIC ENVIRONMENT REMAINS CONDUCIVE TO INVESTING IN EQUITIES. IT SHOULD BE PUZZLING TO MOST THAT THE EQUITY MARKET CONTINUES TO RISE IN THE FACE OF TIGHTENING BY THE FED, AND YET WHILE THE FED CONTINUES TO INCREMENTALLY RAISE SHORT-TERM INTEREST RATES, LONG RATES CONTINUE TO REMAIN LOW AND REFLECT LOW INFLATIONARY EXPECTATIONS. RISING INFLATIONARY EXPECTATIONS, WHICH OFTEN LEAD TO RISING INTEREST RATES, CAN CERTAINLY HAVE AN ADVERSE IMPACT ON THE EQUITIES MARKET. AS A CONSEQUENCE OF LOW LONG-TERM RATES, INVESTORS SEEM LITTLE SPOOKED BY THE FED'S ACTIONS. ECONOMIC GROWTH SHOULD BE SUSTAINABLE

PERFORMANCE  COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT. (SOURCE:LIPPER ANALYTICAL SERVICES, INC.)

[INSERT  LINE  GRAPH  HERE]

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF THE FUND'S MAXIMUM FRONT-END OR DEFERRED SALES CHARGE. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON. THE VALUE OF AN INVESTMENT IN CLASS A & C SHARES IS PLOTTED IN THE LINE GRAPH. THE VALUE OF AN INVESTMENT IN ANOTHER CLASS OF SHARES WOULD BE DIFFERENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AROUND CURRENT LEVELS AND CORPORATE PROFITS SHOULD REMAIN ATTRACTIVE FOR THE BALANCE OF THIS YEAR.

AT BROWN CAPITAL MANAGEMENT, WE WILL CONTINUE TO STRIVE TOWARDS PROVIDING SUPERIOR SERVICE AND COMPETITIVE PERFORMANCE. WE RECOGNIZE THE CHALLENGE WE FACE GIVEN THE IRRATIONAL ENVIRONMENT IN WHICH WE ARE COMPETING, BUT WE BELIEVE THE GARP INVESTMENT STYLE WILL PROVE ITS MERIT OVER THE LONG-TERM.

APRIL  28,  2000

PORTFOLIO  STATISTICS
MARCH  31,  2000
PORTFOLIO  CHARACTERISTICS
                                  CAPITAL                S&P
                               ACCUMULATION       MIDCAP  400
                                   FUND                INDEX
NUMBER  OF  STOCKS                       47              400
MEDIAN  MARKET
CAPITALIZATION  ($BIL)                 5.30             3.57
(BY  PORTFOLIO  WEIGHT)
PRICE/EARNINGS
RATIO                                 45.67            54.57

EARNINGS  PER  SHARE
GROWTH                                28.62%          24.35%

YIELD                                  0.32%           1.06%
(RETURN  ON  CAPITAL  INVESTMENT)
VOLATILITY  MEASURES
                                  CAPITAL                S&P
                               ACCUMULATION       MIDCAP  400
                                   FUND                INDEX
BETA1                                  0.84             0.78
R-SQUARED2                             0.58             0.49

1MEASURE OF VOLATILITY COMPARED TO THE S&P 500 STOCK INDEX (S&P 500) BETA OF 1. THE HIGHER THE BETA, THE HIGHER THE RISK AND POTENTIAL REWARD. 2MEASURE OF CORRELATION BETWEEN THE FUND'S RETURNS AND THE OVERALL MARKET'S (S&P
500) RETURNS. AN R-SQUARED OF 0 WOULD MEAN NO CORRELATION; AN R-SQUARED OF 1 WOULD MEAN TOTAL CORRELATION.
SOURCE:  VESTEK

STATEMENT  OF  NET  ASSETS
MARCH  31,  2000

EQUITY  SECURITIES  -  97.9%                               SHARES       VALUE
AIR  FREIGHT  -  0.5%
FRITZ  COMPANIES,  INC.*                                   65,600    $664,200

COMMUNICATIONS  EQUIPMENT  -  2.2%
ADC  TELECOMMUNICATIONS,  INC.*                            58,300   3,140,912

COMPUTERS  -  SOFTWARE  &  SERVICES  -  11.4%
ADVENT  SOFTWARE,  INC.*                                   87,000   3,991,125
AMDOCS  LTD*                                               46,300   3,411,731
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.                 41,973   2,484,295
COMPUWARE  CORP.*                                          57,200   1,204,775
NETWORK  ASSOCIATES,  INC.*                                61,400   1,980,150
PARAMETRIC  TECHNOLOGY  CORP.*                             51,300   1,080,506
TRANSACTION  SYSTEMS  ARCHITECTS,  INC.*                   71,300   2,058,787
                                                                   16,211,369

DISTRIBUTORS  -  FOOD  &  HEALTH  -  2.8%
CARDINAL  HEALTH,  INC.                                    86,425   3,964,747

ELECTRICAL  EQUIPMENT  -  4.9%
SANMINA  CORP.*                                            47,400   3,202,462
SOLECTRON  CORP.*                                          95,400   3,821,963
                                                                    7,024,425

ELECTRONICS  -  SEMICONDUCTORS  -  3.7%
ALTERA  CORP.*                                             35,800   3,195,150
XILINX,  INC.*                                             24,800   2,053,750
                                                                    5,248,900

FINANCIAL  -  DIVERSIFIED  -  2.0%
SLM  HOLDING  CORP.                                        84,300   2,808,244

HEALTHCARE  -  DRUGS  -  1.9%
ALZA  CORP.*                                               73,800   2,772,113

HEALTHCARE  -  HOSPITAL  MANAGEMENT  -  2.7%
HEALTH  MANAGEMENT  ASSOCIATES,  INC.*                    273,300   3,894,525

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  3.7%
BIOMET,  INC.                                              87,900   3,197,362
GUIDANT  CORP.*                                            35,436   2,084,080
                                                                    5,281,442

HEALTHCARE  -  SPECIAL  SERVICES  -  4.4%
COVANCE,  INC.*                                           175,200   1,883,400
OMNICARE,  INC.                                           222,500   2,683,906
QUINTILES  TRANSNATIONAL  CORP.*                          101,500   1,731,844
                                                                    6,299,150

HOUSEWARES  -  2.3%
NEWELL  RUBBERMAID,  INC.                                 134,200   3,329,837

EQUITY  SECURITIES  -  CONT'D                              SHARES       VALUE
INSURANCE  -  LIFE  &  HEALTH  -  2.4%
AFLAC,  INC.                                               76,800  $3,499,200

INVESTMENT  BANKING/BROKERS  -  2.8%
LEGG  MASON,  INC.                                         94,300   4,078,475

INVESTMENT  MANAGEMENT  -  5.1%
FRANKLIN  RESOURCES,  INC.                                 85,465   2,857,736
PRICE  (T.  ROWE)  ASSOCIATES,  INC.                      110,800   4,376,600
                                                                    7,234,336

LEISURE  TIME  PRODUCTS  -  2.6%
HARLEY-DAVIDSON,  INC.                                     46,200   3,667,125

MANUFACTURING  -  SPECIALIZED  -  2.4%
JABIL  CIRCUIT,  INC.*                                     80,000   3,460,000

OIL  &  GAS  -  DRILLING  &  EQUIPMENT  -  1.8%
SMITH  INTERNATIONAL,  INC.*                               33,000   2,557,500

POWER  PRODUCERS  -  INDEPENDENT  -  1.9%
AES  CORP.*                                                35,400   2,787,750

RETAIL  -  BUILDING  SUPPLIES  -  2.9%
FASTENAL  CO.                                              86,600   4,145,975

RETAIL  -  DEPARTMENT  STORES  -  3.2%
KOHLS  CORP.*                                              44,200   4,530,500

RETAIL  -  DISCOUNTERS  -  6.0%
DOLLAR  GENERAL  CORP.                                    172,376   4,632,605
DOLLAR  TREE  STORES,  INC.*                               75,700   3,945,863
                                                                    8,578,468

RETAIL  -  SPECIALTY  -  1.6%
STAPLES,  INC.*                                           117,100   2,342,000

SERVICES  -  EMPLOYMENT  -  3.6%
INTERIM  SERVICES,  INC.*                                 139,100   2,582,044
ROBERT  HALF  INTERNATIONAL,  INC.*                        53,800   2,552,138
                                                                    5,134,182

SERVICES  -  ADVERTISING  &  MARKETING  -  5.0%
ACXIOM  CORP.*                                            117,900   3,920,175
CATALINA  MARKETING  CORP.*                                31,600   3,199,500
                                                                    7,119,675

SERVICES  -  COMMERCIAL  &  CONSUMER  -  3.8%
CINTAS  CORP.                                              97,950   3,838,415
KEANE,  INC.*                                              61,800   1,560,450
                                                                    5,398,865

EQUITY  SECURITIES  -  CONT'D                              SHARES       VALUE
SERVICES  -  DATA  PROCESS  -  8.8%
BISYS  GROUP,  INC.*                                       52,200  $3,471,300
EQUIFAX,  INC.                                             56,700   1,431,675
FISERV,  INC.*                                             79,950   2,973,141
PAYCHEX,  INC.                                             90,650   4,747,794
                                                                   12,623,910

TELEPHONE  -  1.5%
CENTURYTEL,  INC.                                          57,900   2,149,537



            TOTAL  INVESTMENTS  (COST  $114,210,420)  -  97.9%    139,947,362
            OTHER  ASSETS  AND  LIABILITIES,  NET - 2.1%               2,942,674
            NET  ASSETS  -  100%                                 $142,890,036


NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING  SHARES  OF  COMMON  STOCK,
     250,000,000 SHARES OF $0.01 PAR VALUE AUTHORIZED FOR CLASS A, CLASS B, CLASS C AND CLASS I COMBINED:
     CLASS  A:  3,731,125  SHARES  OUTSTANDING                    $85,084,085
     CLASS  B:  404,326  SHARES  OUTSTANDING                       11,039,185
     CLASS  C:  374,414  SHARES  OUTSTANDING                        8,794,494
     CLASS  I:  93,735  SHARES  OUTSTANDING                         2,399,939
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                      (832,532)
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS            10,667,923
NET  UNREALIZED  APPRECIATION  (DEPRECIATION) ON INVESTMENTS          25,736,942

               NET  ASSETS                                       $142,890,036


NET  ASSET  VALUE  PER  SHARE
CLASS  A  (BASED  ON  NET  ASSETS  OF  $116,446,686)                   $31.21
CLASS  B  (BASED  ON  NET  ASSETS  OF  $12,364,286)                    $30.58
CLASS  C  (BASED  ON  NET  ASSETS  OF  $11,129,472)                    $29.73
CLASS  I  (BASED  ON  NET  ASSETS  OF  $2,949,592)                     $31.47








     *NON-INCOME  PRODUCING.
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
 SIX  MONTHS  ENDED  MARCH  31,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     DIVIDEND  INCOME                                                $228,606
     INTEREST  INCOME                                                  55,815
          TOTAL  INVESTMENT  INCOME                                   284,421

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                        433,457
     TRANSFER  AGENCY  FEES  AND  EXPENSES                            237,663
     DISTRIBUTION  PLAN  EXPENSES:
          CLASS  A                                                    191,970
          CLASS  B                                                     54,333
          CLASS  C                                                     50,028
     DIRECTORS'  FEES  AND  EXPENSES                                    9,090
     ADMINISTRATIVE  FEES                                             164,613
     CUSTODIAN  FEES                                                   11,318
     REGISTRATION  FEES                                                17,580
     REPORTS  TO  SHAREHOLDERS                                         28,789
     PROFESSIONAL  FEES                                                 7,774
     MISCELLANEOUS                                                      8,671
          TOTAL  EXPENSES                                           1,215,286
          REIMBURSEMENT  FROM  ADVISOR:
               CLASS  I                                               (6,696)
          FEES  PAID  INDIRECTLY                                     (91,637)
               NET  EXPENSES                                        1,116,953

                    NET  INVESTMENT  INCOME  (LOSS)                 (832,532)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                        12,005,325

CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)           16,274,435

                    NET  REALIZED  AND  UNREALIZED  GAIN
                    (LOSS)  ON  INVESTMENTS                        28,279,760

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING  FROM  OPERATIONS                   $27,447,228


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   SIX  MONTHS
                                                       ENDED       YEAR  ENDED
                                                     MARCH  31,  SEPTEMBER  30,
INCREASE  (DECREASE)  IN  NET  ASSETS                   2000          1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                 ($832,532)  ($1,612,851)
     NET  REALIZED  GAIN  (LOSS)                    12,005,325      1,270,247
     CHANGE  IN  UNREALIZED  APPRECIATION
          OR  (DEPRECIATION)                        16,274,435     11,231,435

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS               27,447,228     10,888,831

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  REALIZED  GAIN:
          CLASS  A  SHARES                          (1,975,964)  (10,557,812)
          CLASS  B  SHARES                            (198,178)     (596,624)
          CLASS  C  SHARES                            (189,403)     (970,417)
          CLASS  I  SHARES                             (52,081)             -
     TOTAL  DISTRIBUTIONS                           (2,415,626)  (12,124,853)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  A  SHARES                          10,314,418     47,089,845
          CLASS  B  SHARES                           1,811,115      6,983,555
          CLASS  C  SHARES                           1,628,020      4,076,502
          CLASS  I  SHARES                             315,484      2,940,985
     REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  A  SHARES                           1,871,648     10,000,529
          CLASS  B  SHARES                             180,280        532,729
          CLASS  C  SHARES                             165,979        903,502
          CLASS  I  SHARES                              52,080              -
     SHARES  REDEEMED:
          CLASS  A  SHARES                         (18,805,656)  (29,009,734)
          CLASS  B  SHARES                          (1,119,813)     (926,168)
          CLASS  C  SHARES                          (1,599,358)   (2,363,013)
          CLASS  I  SHARES                            (476,327)     (399,031)
     TOTAL  CAPITAL  SHARE  TRANSACTIONS            (5,662,130)    39,829,701

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS         19,369,472    38,593,679

NET  ASSETS
BEGINNING  OF  PERIOD                               123,520,564    84,926,885
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  (LOSS)  OF  ($832,532)  AND  $0  RESPECTIVELY)
                                                   $142,890,036  $123,520,564


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
                                                   SIX  MONTHS
                                                       ENDED      YEAR  ENDED
                                                    MARCH  31,  SEPTEMBER  30,
CAPITAL  SHARE  ACTIVITY                                2000             1999
SHARES  SOLD:
     CLASS  A  SHARES                                 366,836       1,692,297
     CLASS  B  SHARES                                  67,548         253,225
     CLASS  C  SHARES                                  63,064         152,204
     CLASS  I  SHARES                                  10,683         112,142
REINVESTMENT  OF  DISTRIBUTIONS:
     CLASS  A  SHARES                                  65,146         371,631
     CLASS  B  SHARES                                   6,392          19,988
     CLASS  C  SHARES                                   6,053          34,884
     CLASS  I  SHARES                                   1,801               -
SHARES  REDEEMED:
     CLASS  A  SHARES                                (662,459)    (1,054,042)
     CLASS  B  SHARES                                 (40,565)       (33,240)
     CLASS  C  SHARES                                 (59,116)       (88,528)
     CLASS  I  SHARES                                 (16,739)       (14,152)
TOTAL  CAPITAL  SHARE  ACTIVITY                      (191,356)      1,446,409

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT CAPITAL ACCUMULATION FUND (THE "FUND"), A SERIES OF CALVERT WORLD VALUES FUND, INC., IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A NON-DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATION OF EACH SERIES IS ACCOUNTED FOR SEPARATELY. THE FUND OFFERS FOUR CLASSES OF SHARES OF CAPITAL STOCK. CLASS A SHARES ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 4.75%. CLASS B SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE AT THE TIME OF REDEMPTION, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES. CLASS C SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE ON SHARES SOLD WITHIN ONE YEAR OF PURCHASE. CLASS B AND CLASS C SHARES HAVE HIGHER LEVEL OF EXPENSES THAN CLASS A SHARES. CLASS I SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1,000,000. CLASS I SHARES HAVE NO FRONT-END OR DEFERRED SALES CHARGE. EACH CLASS HAS DIFFERENT: (A) DIVIDEND RATES, DUE TO DISTRIBUTION PLAN EXPENSES AND OTHER CLASS-SPECIFIC EXPENSES, (B) EXCHANGE PRIVILEGES; AND (C) CLASS-SPECIFIC VOTING RIGHTS.
SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH
THE LAST SALE PRICE IS UNAVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
REPURCHASE  AGREEMENTS:  THE  FUND  MAY  ENTER  INTO  REPURCHASE AGREEMENTS WITH
RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
FUTURES CONTRACTS: THE PORTFOLIO MAY ENTER INTO FUTURES CONTRACTS, AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE PORTFOLIO MAINTAINS SECURITIES WITH A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH OR SECURITIES ARE MADE UPON ENTERING INTO FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. INVESTMENT INCOME AND REALIZED AND UNREALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS

IN  PROPORTION  TO  THEIR  RELATIVE  NET  ASSETS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM
NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED
IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME
TAX  REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF
 .65% OF THE FUND'S AVERAGE DAILY NET ASSETS. UNDER THE TERMS OF THE AGREEMENT, $109,172 WAS PAYABLE AT PERIOD END.
THE ADVISOR CONTRACTUALLY REIMBURSED THE FUND FOR EXPENSES OF $6,696. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE, PAYABLE MONTHLY OF .25%
FOR CLASS A, CLASS B AND CLASS C AND .10% FOR CLASS I SHARES BASED ON THEIR AVERAGE DAILY NET ASSETS. UNDER THE TERMS OF THE AGREEMENT, $29,086 WAS PAYABLE AT PERIOD END.

CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS A, CLASS B AND CLASS C SHARES, ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED .35%, 1.00% AND 1.00% ANNUALLY OF AVERAGE DAILY NET ASSETS OF EACH CLASS A, CLASS B AND CLASS C, RESPECTIVELY. CLASS I SHARES DO NOT HAVE DISTRIBUTION PLAN EXPENSES. UNDER THE TERMS OF THE AGREEMENT, $52,850 WAS PAYABLE AT PERIOD END.
THE DISTRIBUTOR RECEIVED $45,539 AS ITS PORTION OF THE COMMISSIONS CHARGED ON SALES OF THE FUND'S SHARES.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $68,582 FOR THE PERIOD ENDED MARCH 31, 2000. UNDER THE TERMS OF THE AGREEMENT, $11,466 WAS PAYABLE AT PERIOD END. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH DIRECTOR OF THE FUND WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $4,000 PLUS $1,000 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE FUNDS IN THE SERIES THAT ARE SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $79,875,648 AND $80,127,601, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT MARCH 31, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION
AGGREGATED          $25,736,942,  OF  WHICH  $29,618,676  RELATED TO APPRECIATED
SECURITIES  AND  $3,881,734  RELATED  TO  DEPRECIATED  SECURITIES.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT MARCH 31, 2000.

FINANCIAL  HIGHLIGHTS
                                             PERIODS  ENDED
                                 MARCH  31,   SEPTEMBER  30,   SEPTEMBER  30,
CLASS  A  SHARES                   2000           1999              1998
NET  ASSET  VALUE,  BEGINNING        $25.88           $25.43           $27.21
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)      (.17)            (.32)           (.25)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
                                       6.01             4.25              .96
  TOTAL  FROM  INVESTMENT  OPERATIONS  5.84             3.93              .71
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN               (.51)           (3.48)          (2.49)
          TOTAL  DISTRIBUTIONS         (.51)           (3.48)          (2.49)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                       5.33              .45           (1.78)
NET  ASSET  VALUE,  ENDING           $31.21           $25.88           $25.43

TOTAL  RETURN*                        22.74%           14.91%           3.37%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)  (1.14%)  (A)       (1.26%)        (1.08%)
     TOTAL  EXPENSES                   1.70%  (A)        1.73%           1.74%
     EXPENSES  BEFORE  OFFSETS         1.70%  (A)        1.73%           1.74%
     NET  EXPENSES                     1.57%  (A)        1.58%           1.61%
PORTFOLIO  TURNOVER                      62%              88%             77%
NET  ASSETS,  ENDING  (IN THOUSANDS)   116,447          102,508          $75,068


                                            PERIODS  ENDED
                             SEPTEMBER  30,   SEPTEMBER  30,   SEPTEMBER  30,
CLASS  A  SHARES                  1997            1996               1995^
NET  ASSET  VALUE,  BEGINNING        $22.55           $21.48           $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)   (.25)            (.24)           (.11)
NET  REALIZED  AND  UNREALIZED GAIN (LOSS) 4.91            1.88             6.61
TOTAL  FROM  INVESTMENT  OPERATIONS     4.66            1.64             6.50
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME               -               -            (.02)
     NET  REALIZED  GAIN                   -            (.57)               -
          TOTAL  DISTRIBUTIONS             -            (.57)           (.02)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                        4.66            1.07             6.48
NET  ASSET  VALUE,  ENDING            $27.21          $22.55           $21.48

TOTAL  RETURN*                         20.67%           7.92%          43.40%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)  (1.09%)          (1.56%)     (1.55%)(A)
     TOTAL  EXPENSES                   1.91%            2.16%        2.40%(A)
     EXPENSES  BEFORE  OFFSETS         1.91%            2.16%        2.35%(A)
     NET  EXPENSES                     1.85%            1.98%        2.06%(A)
PORTFOLIO  TURNOVER                     126%             114%             95%
NET  ASSETS,  ENDING  (IN THOUSANDS)   $54,751          $39,834          $16,111

FINANCIAL  HIGHLIGHTS
                                              PERIODS  ENDED
                                  MARCH  31,   SEPTEMBER  30,  SEPTEMBER  30,
CLASS  B  SHARES                     2000           1999          1998  #
NET  ASSET  VALUE,  BEGINNING         $25.46           $25.28          $28.39
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)   (.26)            (.41)           (.16)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
                                        5.89             4.07          (2.95)
     TOTAL  FROM  INVESTMENT  OPERATIONS   5.63             3.66          (3.11)
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN               (.51)            (3.48)              -
          TOTAL  DISTRIBUTIONS         (.51)            (3.48)              -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                        5.12              .18          (3.11)
NET  ASSET  VALUE,  ENDING            $30.58           $25.46          $25.28

TOTAL  RETURN*                         22.28%           13.85%       (10.95)%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)   (1.93%)  (A)      (2.11%)        (2.62%)
(A)
     TOTAL  EXPENSES                    2.54%  (A)        2.67%      3.57%  (A)
     EXPENSES  BEFORE  OFFSETS          2.54%  (A)        2.67%      3.31%  (A)
     NET  EXPENSES                      2.34%  (A)        2.42%      3.01%  (A)
PORTFOLIO  TURNOVER                       62%              88%            77%
NET  ASSETS,  ENDING  (IN THOUSANDS)     12,364            9,445          $3,311

FINANCIAL  HIGHLIGHTS
                                              PERIODS  ENDED
                                    MARCH  31  SEPTEMBER  30,  SEPTEMBER  30,
CLASS  C  SHARES                       2000       1999             1998
NET  ASSET  VALUE,  BEGINNING          $24.76          $24.63          $26.64
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)     (.26)           (.51)          (.40)
NET  REALIZED  AND  UNREALIZED GAIN (LOSS)  5.74            4.12             .88
TOTAL  FROM  INVESTMENT  OPERATIONS         5.48            3.61             .48
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN                 (.51)          (3.48)         (2.49)
          TOTAL  DISTRIBUTIONS           (.51)          (3.48)         (2.49)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                         4.97             .13          (2.01)
NET  ASSET  VALUE,  ENDING             $29.73          $24.76          $24.63

TOTAL  RETURN*                          22.27%          14.02%          2.52%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)    (1.92%)  (A)      (2.04%)       (1.98%)
     TOTAL  EXPENSES                    2.52%  (A)        2.56%          2.75%
     EXPENSES  BEFORE  OFFSETS          2.52%  (A)        2.56%          2.75%
     NET  EXPENSES                      2.33%  (A)        2.35%          2.50%
PORTFOLIO  TURNOVER                       62%              88%            77%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  11,129            9,021          $6,548


                                             PERIODS  ENDED
                             SEPTEMBER  30,     SEPTEMBER  30,    SEPTEMBER  30,
CLASS  C  SHARES                1997              1996             1995^
NET  ASSET  VALUE,  BEGINNING          $22.34            $21.55           $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)     (.47)             (.55)           (.15)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
                                      4.77              1.91             6.70
    TOTAL  FROM  INVESTMENT  OPERATIONS  4.30              1.36             6.55
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             -                 -                -
     NET  REALIZED  GAIN                 -              (.57)               -
          TOTAL  DISTRIBUTIONS           -              (.57)               -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                      4.30               .79             6.55
NET  ASSET  VALUE,  ENDING          $26.64            $22.34           $21.55

TOTAL  RETURN*                       19.25%             6.56%          43.67%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)    (2.30%)           (2.82%)     (3.13%)(A)
     TOTAL  EXPENSES                  3.11%             3.42%        6.58%(A)
     EXPENSES  BEFORE  OFFSETS        3.11%             3.42%        3.79%(A)
     NET  EXPENSES                    3.05%             3.24%        3.50%(A)
PORTFOLIO  TURNOVER                    126%              114%             95%
NET  ASSETS,  ENDING  (IN THOUSANDS)   $4,184            $3,164           $1,992

FINANCIAL  HIGHLIGHTS
                                                       PERIODS  ENDED
                                                    MARCH  31    SEPTEMBER  30,
CLASS  I  SHARES                                      2000         1999^^
NET  ASSET  VALUE,  BEGINNING                         $25.99           $26.18
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                    (.06)           (.08)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       6.05            (.11)
          TOTAL  FROM  INVESTMENT  OPERATIONS           5.99            (.19)
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN                                (.51)               -
          TOTAL  DISTRIBUTIONS                          (.51)               -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      5.48            (.19)
NET  ASSET  VALUE,  ENDING                            $31.47           $25.99

TOTAL  RETURN*                                         23.22%          (.73%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                  (.39%)  (A)   (.50%)  (A)
     TOTAL  EXPENSES                                  1.33%  (A)   1.24%  (A)
     EXPENSES  BEFORE  OFFSETS                         .85%  (A)    .85%  (A)
     NET  EXPENSES                                     .80%  (A)    .80%  (A)
PORTFOLIO  TURNOVER                                      62%              88%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  2,950           $2,547

(A)     ANNUALIZED
* TOTAL RETURN DOES NOT REFLECT DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.
^     FROM  OCTOBER  31,  1994  INCEPTION.
#     FROM  APRIL  1,  1998  INCEPTION.
^^     FROM  MARCH  1,  1999  INCEPTION.

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
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
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CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO
MARYLAND  MUNI.  INTERMEDIATE  PORTFOLIO
VIRGINIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND

MARCH  31,  2000

SEMI-ANNUAL

REPORT

CALVERT  WORLD  VALUES
INTERNATIONAL  EQUITY
FUND

TABLE
OF
CONTENTS
PRESIDENT'S  LETTER
1
SOCIAL  UPDATE
2
PORTFOLIO
MANAGER  REMARKS
3
STATEMENT
OF  NET  ASSETS
8
STATEMENT
OF  OPERATIONS
13
STATEMENTS
OF  CHANGES  IN
NET  ASSETS
14
NOTES  TO
FINANCIAL  STATEMENTS
16
FINANCIAL  HIGHLIGHTS
19

DEAR  SHAREHOLDERS:
IN A QUARTER WHERE FEARS OVER A DISRUPTING Y2K BUG SUBSIDED JUST DAYS INTO THE START OF THE NEW YEAR, THE SPECTER OF INCREASED MARKET VOLATILITY TOOK EVEN GREATER SUBSTANCE - WITH LARGE UPWARD SWINGS ONE DAY - ESPECIALLY IN THE TECHNOLOGY-LADEN NASDAQ - FOLLOWED BY DROPS OF 100 (OR EVEN 487) POINTS, THE NEXT.
AT  THE  SAME  TIME  THE  FEDERAL RESERVE, FRETTING OVER AN OVERHEATING ECONOMY,
CONTINUED  TO  PUSH  UP  SHORT-TERM  INTEREST  RATES.
AS IN PAST QUARTERS, YOU COULD PICK THE TOP PERFORMERS BY CAPITALIZATION RANGE AND INDUSTRY GROUP. JUST AS TECHNOLOGY AND BIOTECH PLAYS FUELED MUCH OF THE ADVANCE EARLIER IN THE QUARTER, THE INITIAL MICROSOFT JUDGMENT, ALONG WITH WORDS OF WARNING FROM PRESIDENT BILL CLINTON AND BRITISH PRIME MINISTER TONY BLAIR OVER GENETIC RESEARCH PROPERTY RIGHTS, SIGNALED A SHARP DECLINE IN BOTH "NEW ECONOMY" SECTORS. AND ALL THIS DURING A QUARTER WHEN, ON MARCH 16, THE DOW JONES INDUSTRIAL AVERAGE POSTED A 499-POINT GAIN!
MARKET VOLATILITY - IF NOT DOWNRIGHT TURMOIL - IS, WE BELIEVE, A CURRENT CONDITION, NOT A CONSTANT. STILL, THIS CHALLENGING ENVIRONMENT UNDERSCORES THE VALUE OF PROFESSIONAL MONEY MANAGEMENT. REMEMBER TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBJECTIVES AND TOLERANCE FOR RISK. REEVALUATE YOUR ASSET ALLOCATION TO BE SURE YOU ARE POSITIONED AT A COMFORTABLE LEVEL. IF YOU THINK CHANGE IS IN ORDER, YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT KEEP YOU ON TRACK TO MEET YOUR LONG-TERM FINANCIAL OBJECTIVES WITHOUT EXPOSING YOU TO UNDUE LEVELS OF RISK.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.



SINCERELY,
BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
APRIL  28,  2000

SOCIAL
UPDATE

CALVERT-HENDERSON  QUALITY  OF  LIFE  INDICATORS
CALVERT GROUP HAS PUBLISHED CALVERT-HENDERSON QUALITY OF LIFE INDICATORS -- THE RESULT OF A RESEARCH PROJECT THAT EXAMINES SOCIETAL TRENDS AND PRESENTS A COMPREHENSIVE PICTURE OF THE OVERALL WELLBEING OF THE NATION.
THE PURPOSE OF THE INDICATORS IS TO EDUCATE THE PUBLIC, BROADEN THE DEBATE ABOUT THE QUALITY OF OUR LIFE, HOLD GOVERNMENT AND BUSINESS ACCOUNTABLE, AND CLARIFY THE IMPACT OF THE MULTIPLE CHOICES WE MAKE IN OUR WORK, LEISURE AND CIVIC LIVES. STATISTICAL DATA, DRAWN FROM 12 AREAS OF THE US ECONOMY, IS USED TO DETERMINE WHETHER WE ARE MAKING PROGRESS OR LOSING GROUND IN AREAS THAT CONTRIBUTE SIGNIFICANTLY TO OUR QUALITY OF LIFE.
CALVERT  HELPS  PROTECT  GRAY  WHALE  BREEDING  GROUND
CALVERT GROUP JOINED FORCES WITH SEVERAL OTHER SOCIAL INVESTMENT COMPANIES TO SUPPORT A CAMPAIGN SPONSORED BY THE INTERNATIONAL FUND FOR ANIMAL WELFARE. THE CAMPAIGN, CALLED "DON'T BUY IT!" WAS TARGETED AT THE MITSUBISHI INTERNATIONAL CORPORATION'S PLANS TO DEVELOP A HUGE SALT WORKS IN LAGUNA SAN IGNACIO THAT WOULD HAVE AFFECTED THE BREEDING GROUNDS OF THE EASTERN PACIFIC GRAY WHALE. CALVERT RECEIVED FAVORABLE PRESS COVERAGE FROM A LOCAL ABC AFFILIATE. SUBSEQUENTLY, MEXICAN PRESIDENT ERNESTO ZEDILLO RESPONDED BY CANCELING PLANS TO PARTNER WITH MITSUBISHI IN BUILDING THE SALT WORKS, STATING THAT THE PRISTINE SITE SHOULD BE PRESERVED FOR FUTURE GENERATIONS.
CALVERT  FOUNDATION  WINS  AWARD
BUSINESS ETHICS MAGAZINE GAVE THE CALVERT FOUNDATION THE "1999 COMMUNITY INVESTMENT" AWARD AS PART OF THEIR ANNUAL SOCIAL INVESTMENT AWARDS. IN PARTICULAR, THE PUBLICATION CITED THE FOUNDATION'S ROLE IN ESTABLISHING THE COMMUNITY INVESTMENT AS A NEW ASSET CLASS.

ANDREW  PRESTON
OF  MURRAY  JOHNSTONE  INTERNATIONAL
HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?
OVER THE SIX MONTHS, THE MSCI EAFE INDEX RETURNED 17.00% WHILE THE PORTFOLIO'S CLASS A SHARES RETURNED 18.57%.
THE  SIX-MONTH  PERIOD  CLOSING  31  MARCH  WAS  STARKLY DIVIDED INTO TWO PARTS:
1. MARKETS SURGED IN THE LAST QUARTER OF 1999 ON A COMBINATION OF ENTHUSIASM FOR THE "TMT" STOCKS - TECHNOLOGY, MEDIA AND TELECOMMUNICATIONS, AND THE ABUNDANT LIQUIDITY PROVIDED BY CENTRAL BANKS TO ENSURE THAT Y2K DID NOT LEAD A SHORTFALL IN CASH AND PANIC IN FINANCIAL MARKETS. THIS EUPHORIA SPREAD FROM THE US TO EUROPE AND THE FAR EAST AND LED TO DYNAMIC RETURNS FOR INVESTORS.
2. IN JANUARY, WE SAW THE FIRST SIGNS THAT THERE WAS ANOTHER SIDE TO THE MARKET AND THAT VALUATIONS ATTACHED TO SOME "NEW ECONOMY" STOCKS MIGHT BE OVER-OPTIMISTIC. DURING THE NEXT THREE MONTHS SENTIMENT SWUNG BETWEEN SUPPORT FOR "NEW ECONOMY" AND "OLD ECONOMY" STOCKS, TO THE EXTENT THAT FOR THE FIRST QUARTER OF 2000, THE EAFE INDEX WAS ALMOST UNCHANGED.
EUROPE
THE EUROPEAN MARKETS SAW A SOLID END TO 1999 BUT, SIMILARLY, GAVE SOME OF THIS BACK IN THE NEW YEAR, TO END THE SIX MONTHS UP 17.6%. THE PORTFOLIO WAS MARGINALLY BEHIND THIS WITH A RETURN OF 16.8%. DURING 1999, THE EURO ITSELF WAS ONE OF THE KEY THEMES. OUR VIEW WAS THAT THE WEAK EURO WAS A REFLECTION OF WEAKER ECONOMIC GROWTH BUT THAT IN TIME THE CHEAPER CURRENCY WOULD

PORTFOLIO  STATISTICS
MARCH  31,  2000
INVESTMENT  PERFORMANCE

                                                         6  MONTHS   12  MONTHS
                                                            ENDED     ENDED
                                                          3/31/00     3/31/00
CLASS  A                                                    18.57%     25.83%
CLASS  B                                                    18.01%     24.36%
CLASS  C                                                    18.04%     24.69%
CLASS  I                                                    19.00%     26.78%
MSCI  EAFE
INDEX  GD                                                   17.00%     25.40%
LIPPER  INTERNATIONAL
FUNDS  AVERAGE                                              27.02%     39.77%
TEN  LARGEST  STOCK  HOLDINGS
                                                              %  OF  NET  ASSETS
TELECOM  ITALIA  MOBILE                                                  3.5%
TELE  NORTELESTE  PARTICIPACOES                                          3.0%
CAP  GEMINI                                                              2.6%
TELEFONS  DE  MEXICO                                                     2.4%
NOKIA  (AB)  OY                                                          2.2%
VIVENDI                                                                  2.2%
VODAFONE  AIRTOUCH                                                       2.1%
MARSHOLTEK  LAUTEN                                                       1.9%
TELEFONAKTIABOLAGET  LM  ERICSSON                                        1.9%
SKF  AB                                                                  1.8%
TOTAL                                                                   23.6%
ASSET  ALLOCATION

STOCKS                                                                    96%
BONDS                                                                      2%
CASH  &  CASH  EQUIVALENTS                                                 2%
                                                                         100%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.

GD  REPRESENTS  GROSS  DIVIDENDS.

SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.

PORTFOLIO  STATISTICS
MARCH  31,  2000
AVERAGE  ANNUAL  TOTAL  RETURNS

                                                               CLASS  A  SHARES
ONE  YEAR                                                              19.84%
FIVE  YEAR                                                             13.52%
SINCE  INCEPTION                                                       10.87%
(7/2/92)

                                                               CLASS  B  SHARES
ONE  YEAR                                                              19.36%
SINCE  INCEPTION                                                       10.29%
(4/1/98)

                                                               CLASS  C  SHARES
ONE  YEAR                                                              23.69%
FIVE  YEAR                                                             13.48%
SINCE  INCEPTION                                                        9.47%
(3/1/94)


                                                               CLASS  I  SHARES
ONE  YEAR                                                              26.78%
SINCE  INCEPTION                                                       28.32%
(3/1/99)

PERFORMANCE  COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT. (SOURCE:LIPPER ANALYTICAL SERVICES, INC.)

[INSERT  LINE  GRAPH  HERE]

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF THE FUND'S MAXIMUM FRONT-END OR DEFERRED SALES CHARGE. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON. THE VALUE OF AN INVESTMENT IN CLASS A SHARES IS PLOTTED IN THE LINE GRAPH. THE VALUE OF AN INVESTMENT IN ANOTHER CLASS OF SHARES WOULD BE DIFFERENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

SINGAPORE
THE SINGAPORE MARKET FARED RELATIVELY POORLY DURING THE PERIOD. WITH MALAYSIA BEING READMITTED TO THE MAJOR INDICES, INVESTORS INCREASED THEIR EXPOSURE, DIVERTING ASSETS FROM SINGAPORE TO ACHIEVE THEIR TARGET WEIGHTING. HONG KONG SAW A STRONG MARKET, RETURNING 30.0%. THE PORTFOLIO OUTPERFORMED WITH A RETURN OF 71.1%, AS INVESTORS INCREASED THEIR INVESTMENT IN CHEUNG KONG, THE BELL-WEATHER STOCK FOR THE MARKET.
THE EMERGING MARKETS PERFORMED STRONGLY IN BOTH THE FINAL QUARTER OF 1999 AND THE FIRST QUARTER OF 2000. IN LATIN AMERICA LOWER INFLATION ALLOWED THE
GOVERNMENT TO CONTINUE TO BRING DOWN INTEREST RATES, ATTRACTING BUYERS TO EQUITIES. WITH THE REGION UP 32.2%, THE PORTFOLIO RETURNED 73.7% ON ITS INVESTMENTS.
WHAT  WAS  YOUR  STRATEGY  FOR  THE  SIX  MONTHS  ENDING  MARCH  31ST?
DURING THE PERIOD OUR INVESTMENT POLICY WAS TO TRIM THE UK, TAKE SOME PROFITS FROM JAPAN AND REINVEST THE PROCEEDS IN EUROPE. OUR BELIEF WAS THAT ALL THE ELEMENTS WERE IN PLACE IN EUROPE FOR A PICK UP IN PROFITS AND EQUITY MARKETS EITHER LATE IN 1999 OR EARLY IN 2000. AS IT HAPPENED, THIS PROCESS COMMENCED IN 1999 BUT WE BELIEVE IT STILL HAS FURTHER TO RUN. WE HAVE BEEN FOCUSING INVESTMENTS ON GERMANY BUT THE SALE OF MANNESMANN TEMPORARILY REDUCED EXPOSURE TO THE MARKET. THIS WILL BE REBUILT. THE REDUCTION IN THE UK PROVED TIMELY SINCE THIS WAS THE WORST-PERFORMING MARKET IN EUROPE IN THE FIRST THREE MONTHS OF 2000.
THE  "TMT"  BOOM  AND  THE  "OLD"  VERSUS  THE  "NEW"  ECONOMY
A SUBSTANTIAL PORTION OF THE PROFITS GENERATED IN THE LAST QUARTER OF 1999 DERIVED FROM "TMT" AND DOT.COM STOCKS. VALUATIONS

PORTFOLIO  STATISTICS

COUNTRY  ALLOCATION
                                                       %  OF  EQUITY  SECURITIES
                                                          3/31/00     9/30/99
ARGENTINA                                                       -        1.0%
AUSTRALIA                                                     1.1%       1.6%
BELGIUM                                                       0.8%         --
BERMUDA                                                       0.2%          -
BRAZIL                                                        4.2%       2.0%
COSTA  RICA                                                     -        0.1%
DENMARK                                                       1.6%       1.4%
FINLAND                                                       2.3%          -
FRANCE                                                       10.5%      11.8%
GERMANY                                                       6.2%       7.7%
HONG  KONG                                                    1.2%       1.0%
IRELAND                                                       1.9%       2.0%
ITALY                                                         5.6%       6.3%
JAPAN                                                        29.1%      31.2%
MEXICO                                                        2.8%       2.2%
NETHERLANDS                                                   4.7%       8.3%
NEW  ZEALAND                                                  1.2%       1.2%
NORWAY                                                        2.7%       1.3%
SINGAPORE                                                     1.1%       1.3%
SOUTH  AFRICA                                                 0.8%       1.1%
SPAIN                                                         1.3%       1.8%
SWEDEN                                                        3.9%       1.9%
SWITZERLAND                                                   3.0%       2.1%
TAIWAN                                                        1.0%          -
U.K.                                                         11.9%      12.1%
U.S.                                                          0.9%       0.6%
                                                              100%       100%

PORTFOLIO  STATISTICS
MARCH  31,  2000

PORTFOLIO  CHARACTERISTICS
(EQUITY  HOLDINGS,  EXCLUDING   SPECIAL  EQUITIES)

                                                       INTERNATIONAL     MSCI
                                                          EQUITY         EAFE
                                                           FUND         INDEX
NUMBER  OF  STOCKS                                            77          958
MEDIAN  MARKET
CAPITALIZATION  ($BIL)                                     21.11          N/A
(BY  PORTFOLIO  WEIGHT)
PRICE/EARNINGS
RATIO                                                      30.31        31.81

YIELD                                                       1.35%       1.56%
(RETURN  ON  CAPITAL  INVESTMENT)


VOLATILITY  MEASURE
                                                       INTERNATIONAL     MSCI
                                                          EQUITY         EAFE
                                                           FUND         INDEX
BETA1                                                       1.11         1.09
1MEASURE OF VOLATILITY COMPARED TO THE S&P 500 STOCK INDEX (S&P 500) BETA OF 1. THE HIGHER THE BETA, THE HIGHER THE RISK AND POTENTIAL REWARD.













SOURCE:  VESTEK,  INC.

WERE LESS IMPORTANT THAN GROWTH POTENTIAL AND INVESTORS ANTICIPATED GROWTH RATES WELL IN EXCESS OF THE RATES ACHIEVABLE BY "OLD ECONOMY" COMPANIES. INDEED, VALUE STOCKS BECAME LITTLE MORE THAN A SOURCE OF CASH TO FUND GROWTH PORTFOLIOS, TO THE EXTENT THAT MANY ESTABLISHED AND PROFITABLE BUSINESSES WERE VALUED AT ONLY A FRACTION OF THE CAPITALIZATION OF SOME OF THE NEW ECONOMY COMPANIES. HOWEVER, IT WAS THE POOR RESULTS IN THE INCUBATION STAGE OF MANY START-UPS THAT LED TO A LOSS OF CONFIDENCE. THIS SPREAD TO THE TECHNOLOGY AND MEDIA GROUPS WHICH HAD PERFORMED WELL THROUGHOUT 1999 AND WHERE PROFITS WERE THERE TO BE TAKEN. OUR VIEW ON THE SECTOR IS THAT TMT IS A THEME THAT WILL BE WITH US FOR MANY YEARS BUT THERE WILL BE WINNERS AND LOSERS. THE WINNERS WILL BE THOSE COMPANIES WHOSE TECHNIQUES AND PROCESSES CAN BE DEVELOPED INTO A SALEABLE PRODUCT, THE HARDWARE PRODUCERS OR THOSE COMPANIES STREAMLINING BUSINESS TO BUSINESS TRANSACTIONS. LESS CERTAIN WILL BE THE FUTURE FOR THOSE COMPANIES WHO HAVE SOLD THEMSELVES ON THE BASIS OF A "GOOD IDEA" YET TO BE TESTED. THE WORLD VALUES PORTFOLIO WILL FOCUS ON COMPANIES SUCH AS NOKIA, ERICSSON, AND FUJITSU - WHICH HAVE PROVEN THEIR BUSINESS STRATEGIES AND ACHIEVED MARKET LEADERSHIP. THE IMPACT OF FEDERAL RESERVE POLICY
THE DYNAMIC GROWTH IN THE US ECONOMY WAS A FUNDAMENTAL DRIVER OF GLOBAL RECOVERY IN THE LATE 1990'S. HOWEVER, IT IS CLEAR THAT THE US HAS BEEN GROWING AT A RATE IN EXCESS OF THE LONG-TERM SUSTAINABLE RATE OF 4%. WE BELIEVE THE FEDERAL RESERVE BOARD WILL MOVE TO SLOW THIS PACE BY CONTINUING TO RAISE RATES. WITH THE COMBINATION OF STRONG RETAIL DEMAND AND HOUSE PRICE INFLATION IN THE UK, THE GOVERNMENT WILL

CONTINUE TO HAVE A BIAS TOWARDS TIGHTENING. IN EUROPE, GROWTH APPEARS TO BE MUCH MORE SOUNDLY BASED IN 2000 THAN IT WAS IN 1999. ACCORDINGLY, THERE WILL BE PRESSURES TO FOLLOW THE FED LEAD, ALLOWING FOR THE FACT THAT THE PACE OF GROWTH IS MUCH SLOWER AND SUBSTANTIAL RISES WILL NOT BE NEEDED. THE FIRST GREEN SHOOTS OF GROWTH IN JAPAN ARE ONLY NOW APPEARING. ALTHOUGH RATES CANNOT FALL IN JAPAN, THERE WILL BE NO PRESSURE TO HIKE RATES FOR SOME TIME. THE SITUATION IS SIMILAR IN CHINA, WHICH IS ONLY NOW RECOVERING FROM A PERIOD OF DEFLATION. SO, WITH THE EXCEPTION OF THE US AND UK THE YEAR SHOULD BE RELATIVELY FREE OF NEW INTEREST RATE "SHOCKS", A SITUATION WHICH SHOULD ALLOW MARKETS TO STABILIZE. MARKET OUTLOOK FOR 2000
WITH GLOBAL GROWTH GATHERING MOMENTUM AND HIGHER INTEREST RATES LARGELY CONFINED TO THE US AND UK, MARKETS SHOULD RECOVER THEIR COMPOSURE AFTER THE RECENT CORRECTION. GROWTH IN EUROPE IS CLEARLY ON AN UPWARD TREND, WHILE IN CHINA THERE ARE NOW SIGNS OF A MODEST PICK UP. THESE AREAS WILL SEE A CONTINUATION OF LOW INTEREST RATES AND EASY MONETARY POLICY - CONDITIONS THAT SHOULD FAVOR GROWTH, CORPORATE PROFITS, AND EQUITY MARKET RETURNS. IN CONCLUSION, MANY COMPANIES HAVE SEEN THEIR STOCK PRICE SOAR DURING 1999, AND MANY OTHERS HAVE SEEN IT PLUMB NEW LOWS. OPPORTUNITIES FOR CHEAP INVESTMENTS DO EXIST, BUT WE
MUST BE SELECTIVE IN MAKING INVESTMENTS IN COMPANIES DESTINED TO BE "WINNERS". OUR FOCUS WILL THEREFORE BE ON THOSE COMPANIES THAT HAVE REAL BUSINESSES WITH EARNINGS POWER.
APRIL  28,  2000

STATEMENT  OF  NET  ASSETS
MARCH  31,  2000

EQUITY  SECURITIES  -  95.5%                            SHARES          VALUE
AUSTRALIA  -  1.1%
NATIONAL  AUSTRALIA  BANK*                             137,000     $1,760,001
QANTAS  AIRWAYS,  LTD.                                 675,000      1,408,409
                                                                    3,168,410

BELGIUM  -  0.8%
FORTIS                                                  89,175      2,288,439

BERMUDA-  0.2%
HONG  KONG  LAND  HOLDING  CO.                         445,000        618,550

BRAZIL  -  4.0%
TELENORTE  LESTE  PARTICIPACOES  (ADR)                 330,000      8,786,250
UNIBANCO  -  UNIAO  DE  BANCOS  BRASILEIROS*           100,000      3,175,000
                                                                   11,961,250

DENMARK  -  1.5%
NOVO-NORDISK  AS  B                                     32,364      4,369,071

FINLAND  -  2.2%
NOKIA  OYJ  -  AB                                       31,139      6,589,589

FRANCE  -  10.0%
BANQUE  NATIONAL  DE  PARIS                             47,572      3,758,087
CAP  GEMINI                                             28,814      7,808,209
FRANCE  TELECOM  S.A.                                   23,097      3,980,975
LEGRAND                                                 24,639      4,588,852
PINAULT-PRINTEMPS                                       15,000      2,780,725
VIVENDI                                                  6,437      6,511,970
                                                                   29,428,818

GERMANY  -  5.9%
DOUGLAS  HOLDINGS  AG                                   58,858      1,842,955
DRESDNER  BANK  AG                                      81,645      3,360,922
EPCOS  AG                                               25,234      3,322,387
LINDE                                                   72,616      3,142,912
MARSCHOLLEK  LAUTEN  AG                                  9,572      5,728,542
                                                                   17,397,718

HONG  KONG  -  1.1%
CHEUNG  KONG                                           230,000      3,441,190


IRELAND  -  1.8%
ALLIED  IRISH  BANKS                                   312,173      3,031,062
BANCA  POPOLARE  DI  MILANO                            334,927      2,321,935
                                                                    5,352,997

EQUITY  SECURITIES  -  CONT'D                           SHARES          VALUE
ITALY  -  5.4%
TELECOM  ITALIA  MOBILE                                846,491    $10,391,345
TELECOM  ITALIA                                        795,700      5,424,888
                                                                   15,816,233

JAPAN  -  27.8%
AMADA  CO.,  LTD.                                      380,000      3,072,128
FUJI  MACHINE  MANUFACTURING                            69,000      5,128,038
FUJI  PHOTO  FILM  CO.,  LTD.                          118,000      5,195,149
FUJITSU                                                156,000      4,786,441
KYOCERA  CORP.                                          29,000      4,847,221
MATSUSHITA  COMM                                        26,000      4,786,441
NIPPON  COMSYS                                         223,000      4,148,736
NSK                                                    385,000      2,880,047
NTT  MOBILE  COMMUNICATIONS                                130      5,330,931
OLYMPUS  OPTICAL  CO.                                  292,000      4,522,281
OMRON  CORP.                                           158,000      4,493,839
SECOM  CO.                                              58,000      4,971,509
SHARP  CORPORATION                                     233,000      4,981,591
SONY  CORP.                                             34,000      4,818,585
SUMITOMO  BANK                                         318,000      4,739,103
T.D.K.                                                  36,000      4,902,157
TAKEFUJI  CORP.*                                        30,000      3,214,338
YAMANOUCHI  PHARMACEUTICALS                             97,000      5,309,892
                                                                   82,128,427

MEXICO  -  2.7%
GRUPO  INDUSTRIAL  DURANGO  (ADR)*                      64,500        854,625
TELEFONOS  DE  MEXICO  (ADR)                           105,000      7,035,000
                                                                    7,889,625

NETHERLAND  -  4.5%
AEGON  NV                                               43,873      3,507,884
ELSEVIER                                               456,174      4,630,179
EQUANT*                                                 36,043      3,065,908
PHILIPS  ELECTRONICS                                    12,358      2,077,945
                                                                   13,281,916

NEW  ZEALAND  -  1.1%
TELECOM  CORPORATION  OF  NEW  ZEALAND                 720,000      3,254,019

NORWAY  -  2.5%
CHRISTIANIA  BANK                                      559,717      2,904,176
TOMRA  SYSTEMS  ASA                                    228,866      4,581,929
                                                                    7,486,105

SINGAPORE  -  1.0%
CITY  DEVELOPMENTS                                     287,000      1,299,363
SINGAPORE  PRESS                                        94,000      1,499,124
ST.  ASSEMBLY  TEST  SERVICES,  LTD*.                   38,000        187,580
                                                                    2,986,067

EQUITY  SECURITIES  -  CONT'D                           SHARES          VALUE
SOUTH  AFRICA  -  0.8%
COMMUNITY  GROWTH  FUND  #                             815,755       $275,774
NEDCOR,  LTD.                                          100,000      2,038,100
                                                                    2,313,874

SPAIN  -  1.3%
BILBAO  -  VIZCAYA  INTERNATIONAL                      253,671      3,730,985

SWEDEN  -  3.7%
TELEFONAKTIABOLAGET  LM  ERICSSON                       63,073      5,548,494
SKF  SERIES  B                                         245,038      5,452,862
                                                                   11,001,356

SWITZERLAND  -  2.9%
SWISSCOM  AG                                            10,689      4,102,374
ZURICH  ALLIED                                           8,709      4,390,256
                                                                    8,492,630

TAIWAN  -  1.0%
TAIWAN  SEMICONDUCTOR  CO.,  LTD.  (ADR)*               50,000      2,850,000

UNITED  KINGDOM  -  11.4%
AUTONOMY  CORP.  PLC*                                   20,000      3,400,000
BARCLAYS                                               200,000      5,349,458
BEAZER  GROUP                                          150,459        277,873
BELLWAY                                                 56,440        206,674
BRITISH  TELECOM                                       147,900      2,766,792
CADBURY  SCHWEPPES                                     150,000        981,530
FIRSTGROUP                                             187,500        516,438
JOHNSON  MATTHEY                                       300,000      3,415,056
KINGFISHER                                             165,486      1,364,776
MAYFLOWER  CORP.                                       509,200      1,483,577
NORWICH  UNION                                         299,600      2,003,372
PEARSON                                                 70,000      2,431,775
QUADRANT  HEALTHCARE  *                                200,000        148,861
SMITH  KLINE  BEECHAM                                  246,700      3,236,435
VODAFONE  AIRTOUCH                                   1,092,700      6,088,909
                                                                   33,671,526

UNITED  STATES  -  0.8%
CALYPTE  BIOMEDICAL  SERIES  E  (PREFERRED)  #   *      50,000        153,906
NORTHERN  POWER  SYSTEMS,  SERIES C (PREFERRED) #  *      160,000        200,000
PRO  FUND  INTERNATIONAL  #    *                         2,501          2,501
PROFUND  INTERNACIONAL  (PREFERRED)  #    *            247,498        247,498
PROTON  ENERGY  SYSTEMS,  SERIES A (PREFERRED) #  *       227,273        454,546
PROTON  ENERGY  SYSTEMS,  SERIES  B (PREFERRED) #    *     45,137         90,274
PROTON  ENERGY  SYSTEMS,  WARRANTS EXP 8/26/03 #  *        15,046              0
R.  F.  TECHNOLOGY,  SERIES  A  (PREFERRED)  #    *      38,460        249,990
SOLUZ,  INC.#    *                                      10,250        102,500
SOLUZ,  INC.,  WARRANTS  EXP  6/1/04  #    *             3,125              0
TERRA  CAPITAL  #    *                                  93,500         93,500
WATER  MANAGEMENT  SERVICES,  INC.  SERIES  A  (PREFERRED)  #  *
                                                       129,032        200,000

EQUITY  SECURITIES  -  CONT'D                           SHARES          VALUE
UNITED  STATES  -  CONT'D
ZERO  EMISSIONS  TECH,  INC., SERIES A (PREFERRED) # *     90,909       $454,545
ZERO  EMISSIONS  TECH,  INC., SERIES B (PREFERRED) # *     40,000        200,000
                                                                    2,449,260

     TOTAL  EQUITY  SECURITIES  (COST  $212,412,188  )             281,968,055

                                                     PRINCIPAL
CORPORATE  NOTES  -  0.1%                               AMOUNT
MAYER  LABORATORIES,  INC.,  6.0%,  12/31/01(CONVERTIBLE  NOTE)  #
                                                      $150,000        150,000
SOLUZ  DOMINICANA,  INC.,  9.0%,  8/9/02  #            150,000        110,000

     TOTAL  CORPORATE  NOTES  (COST  $260,000)                        260,000

HIGH  SOCIAL  IMPACT  INVESTMENTS  -  1.1%
ACCION  INTERNATIONAL  CORP.,  4.00%,  9/30/04  #      100,000         96,600
CASCADIA  REVOLVING  LOAN  FUND,  4.50%,  4/7/03  #      200,000        188,470
CATHOLIC  RELIEF  SERVICES,  4.50%,  9/30/03  #        250,000        241,500
ECUMENICAL  DEVELOPMENT  CORP.,  4.00%,  12/31/02  #      150,000        141,753
ENTERPRISE  LOAN  FUND,  4.00%,  1/12/01  #            100,000         95,144
ETHIOPIAN  COMMUNITY  DEVELOPMENT  COUNCIL,  4.50%,  7/29/01  #
                                                       125,000        122,291
FEDERATION  OF  APPALACHIAN  HOUSING  ENTERPRISES,  4.50%,  1/13/02  #
                                                       200,000        190,928
FOUNDATION  FOR  INTERNATIONAL  COMMUNITY  ASSISTANCE,  3.50%,  4/30/01  #
                                                       150,000        148,824
FREEDOM  FROM  HUNGER,  4.50%,  6/28/04  #             100,000         98,297
GREATER  NEW  HAVEN  COMMUNITY  LOAN  FUND,  4.50%,  9/30/00  #
                                                        75,000         72,419
IMPACT  SEVEN,  4.50%,  9/30/01  #                     300,000        290,451
LATIN  AMERICAN  CHALLENGE  INVESTMENT  FUND,  4.00%,  9/30/02  #
                                                       200,000        193,200
MCAULEY  INSTITUTE  COMMUNITY  LOAN  FUND,  4.50%,  1/13/02  #
                                                        85,000         81,144
MENNONITE  ECONOMIC  DEVELOPMENT  ASSOCIATION,  4.00%,  9/30/00  #
                                                       200,000        192,642
MINNESOTA  NON-PROFIT  ASSISTANCE  FUND, 4.00%, 10/1/01 # 100,000         96,274
NEW  MEXICO  COMMUNITY  LOAN  FUND, 4.50%, 7/15/01 #      200,000        196,594
PROGRAM  FOR  APPROPRIATE  TECHNOLOGY  AND  HEALTH,  4.00%,  3/31/03  #
                                                       300,000        281,427
RURAL  COMMUNITY  ASSISTANCE  CORP., 4.00%, 7/15/01 #     200,000        195,366
SHARED  INTEREST,  3.00%,  9/30/02  #                  150,000        144,248
SOCIETE  D'INVESTISSEMENT  ET  DE  DEVELOPPEMENT  INTERNATIONAL,
     4.00%,  6/30/00  #                                250,000        245,088

          TOTAL  HIGH  IMPACT  SOCIAL  INVESTMENT  (COST  $3,435,000)
                                                                    3,312,660

CERTIFICATES  OF  DEPOSIT  -  0.1%
BANCO  SOLIDARIO  CO.,  8.47%,  8/21/00  #              53,819         53,491
SOUTH  SHORE  BANK,  6.30%,  2/8/01  #                 200,000        199,129

          TOTAL  CERTIFICATES  OF  DEPOSIT  (COST  $253,819)             252,620

PRINCIPAL
TIME  DEPOSITS  -  2.3%                                 AMOUNT          VALUE
CAPITAL  MARKETS,  LONDON,  6.125%,  4/3/00        $  6,638,616    $  6,638,616

          TOTAL  TIME  DEPOSIT  (COST  $6,638,616  )                6,638,616


               TOTAL  INVESTMENTS  (COST  $222,999,623  ) - 99.1%    292,431,951
               OTHER  ASSETS  IN  EXCESS OF LIABILITIES, NET - 0.9%    2,797,474
               NET  ASSETS  -  100%                              $295,229,425

NET  ASSETS  CONSIST  OF  :
PAID-IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING  SHARES  OF  COMMON  STOCK WITH
     250,000,000  SHARES  OF  $0.01  PAR  VALUE  SHARE  AUTHORIZED  FOR
     CLASS  A,  B  AND  C  COMBINED:
          CLASS  A  :  10,957,344  SHARES  OUTSTANDING             $183,578,551
          CLASS  B  :  213,213  SHARES  OUTSTANDING                 4,643,955
          CLASS  C  :  522,746  SHARES  OUTSTANDING                 9,637,862
          CLASS  I  :  164,164  SHARES  OUTSTANDING                 3,366,430
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                    (1,063,882)
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS  AND
     FOREIGN  CURRENCIES                                           25,637,783
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS
 AND  ASSETS  AND  LIABILITIES  IN  FOREIGN  CURRENCIES             69,428,726
               NET  ASSETS                                       $295,229,425


NET  ASSET  VALUE  PER  SHARE
CLASS  A  (BASED  ON  NET  ASSETS  OF  $273,554,261)                   $24.97
CLASS  B  (BASED  ON  NET  ASSETS  OF  $5,216,126)                     $24.46
CLASS  C  (BASED  ON  NET  ASSETS  OF  $12,325,469)                    $23.58
CLASS  I  (BASED  ON  NET  ASSETS  OF  $4,133,569)                     $25.18









ABBREVIATIONS:
ADR:  AMERICAN  DEPOSITARY  RECEIPT

#  THIS  SECURITY  WAS  VALUED  BY  THE  BOARD  OF  DIRECTORS.  SEE  NOTE  A.
  RESTRICTED  SECURITIES  REPRESENTS  2.2%  OF  NET  ASSETS  OF  THE  FUND.
*  NON-INCOME  PRODUCING.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  MARCH  31,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     DIVIDEND  INCOME  (NET  OF  FOREIGN TAXES WITHHELD OF $116,743)  $1,014,171
     INTEREST  INCOME                                                 374,582
          TOTAL  INVESTMENT  INCOME                                 1,388,753

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                      1,023,661
     TRANSFER  AGENCY  FEES  AND  EXPENSES                            299,321
     DISTRIBUTION  PLAN  EXPENSES:
          CLASS  A                                                    318,597
          CLASS  B                                                     20,831
          CLASS  C                                                     55,744
     DIRECTORS'  FEES  AND  EXPENSES                                   17,814
     ADMINISTRATIVE  FEES                                             491,104
     CUSTODIAN  FEES                                                  196,143
     REGISTRATION  FEES                                                31,533
     REPORTS  TO  SHAREHOLDERS                                         58,925
     PROFESSIONAL  FEES                                                14,732
     MISCELLANEOUS                                                     21,265
          TOTAL  EXPENSES                                           2,549,670
          REIMBURSEMENT  FROM  ADVISOR:
               CLASS  I                                               (7,825)
          FEES  PAID  INDIRECTLY                                     (89,210)
               NET  EXPENSES                                        2,452,635

                    NET  INVESTMENT  INCOME  (LOSS)               (1,063,882)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS                                                   31,195,146
     FOREIGN  CURRENCY  TRANSACTIONS                                 (95,592)
                                                                   31,099,554

CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)  ON:
     INVESTMENTS  AND  FOREIGN  CURRENCIES                         17,018,979
     ASSETS  AND  LIABILITIES  DENOMINATED IN FOREIGN CURRENCIES       (154,581)
                                                                   16,864,398

               NET  REALIZED  AND  UNREALIZED  GAIN
               (LOSS)                                              47,963,952

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                        $46,900,070


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                               SIX  MONTHS
                                                  ENDED          YEAR  ENDED
                                                 MARCH  31,      SEPTEMBER  30,
INCREASE  (DECREASE)  IN  NET  ASSETS              2000            1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)           ($1,063,882)          ($2,348)
     NET  REALIZED  GAIN  (LOSS)                31,099,554          8,165,911
     CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                                16,864,398         47,554,979

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS           46,900,070         55,718,542

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME:
          CLASS  A  SHARES                               -          (743,656)
     NET  REALIZED  GAIN:
          CLASS  A  SHARES                     (10,049,932)      (16,205,133)
          CLASS  B  SHARES                        (159,824)         (110,135)
          CLASS  C  SHARES                        (453,616)         (710,924)
          CLASS  I  SHARES                        (143,171)                 -
     TOTAL  DISTRIBUTIONS                      (10,806,543)      (17,769,848)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  A  SHARES                     166,689,879        109,618,536
          CLASS  B  SHARES                       1,695,349          2,196,322
          CLASS  C  SHARES                       1,598,213          1,906,038
          CLASS  I  SHARES                         927,550          2,910,264
     REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  A  SHARES                       9,180,173         15,533,502
          CLASS  B  SHARES                         143,029             97,140
          CLASS  C  SHARES                         426,660            671,801
          CLASS  I  SHARES                          63,006                  -
     SHARES  REDEEMED:
          CLASS  A  SHARES                    (167,657,497)     (124,838,113)
          CLASS  B  SHARES                        (234,441)         (282,393)
          CLASS  C  SHARES                        (801,364)       (2,236,036)
          CLASS  I  SHARES                        (325,400)         (208,990)
     TOTAL  CAPITAL  SHARE  TRANSACTIONS        11,705,157          5,368,071

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS    47,798,684         43,316,765


NET  ASSETS
BEGINNING  OF  PERIOD                          247,430,741        204,113,976
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  (LOSS)  OF  ($1,063,882)  AND  $0,  RESPECTIVELY)
                                              $295,229,425       $247,430,741






SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                               SIX  MONTHS
                                                  ENDED        YEAR  ENDED
                                                 MARCH  31,      SEPTEMBER  30,
CAPITAL  SHARE  ACTIVITY                           2000             1999
SHARES  SOLD:
     CLASS  A  SHARES                            6,962,376          5,267,611
     CLASS  B  SHARES                               71,595            106,178
     CLASS  C  SHARES                               69,676             96,208
     CLASS  I  SHARES                               38,264            146,520
REINVESTMENT  OF  DISTRIBUTIONS:
     CLASS  A  SHARES                              376,532            777,387
     CLASS  B  SHARES                                5,977              4,884
     CLASS  C  SHARES                               18,494             35,100
     CLASS  I  SHARES                                2,569                  -
SHARES  REDEEMED:
     CLASS  A  SHARES                           (6,957,946)       (5,978,314)
     CLASS  B  SHARES                               (9,639)          (13,370)
     CLASS  C  SHARES                              (35,185)         (112,670)
     CLASS  I  SHARES                              (13,330)           (9,859)
TOTAL  CAPITAL  SHARE  ACTIVITY                    529,383            319,675

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS
NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND (THE "FUND"), A SERIES OF CALVERT WORLD VALUES FUND, INC., IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATION OF EACH SERIES IS ACCOUNTED FOR SEPARATELY. THE FUND OFFERS FOUR CLASSES OF SHARES OF CAPITAL STOCK. CLASS A SHARES ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 4.75%. CLASS B SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE AT THE TIME OF REDEMPTION, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES. CLASS C SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE ON SHARES SOLD WITHIN ONE YEAR. CLASS B AND CLASS C SHARES HAVE HIGHER LEVEL OF EXPENSES THAN CLASS A SHARES. CLASS I SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1,000,000. CLASS I SHARES HAVE NO FRONT-END OR DEFERRED SALES CHARGE. EACH CLASS HAS DIFFERENT: (A) DIVIDEND RATES, DUE TO DIFFERENCE IN DISTRIBUTION PLAN EXPENSES AND OTHER CLASS-SPECIFIC EXPENSES, (B) EXCHANGE PRIVILEGES AND (C) CLASS-SPECIFIC VOTING RIGHTS.
SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY, ARE TRANSLATED USING THE CURRENT U.S. DOLLAR EXCHANGE RATE. THE FUND MAY INVEST IN SECURITIES WHOSE RESALE IS SUBJECT TO RESTRICTIONS. INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
IN DETERMINING FAIR VALUE, THE BOARD CONSIDERS ALL RELEVANT QUALITATIVE AND QUANTITATIVE INFORMATION AVAILABLE. THESE FACTORS ARE SUBJECT TO CHANGE OVER TIME AND ARE REVIEWED PERIODICALLY. THE VALUES ASSIGNED TO FAIR VALUE INVESTMENTS ARE BASED ON AVAILABLE INFORMATION AND DO NOT NECESSARILY REPRESENT AMOUNTS THAT MIGHT ULTIMATELY BE REALIZED, SINCE SUCH AMOUNTS DEPEND ON FUTURE DEVELOPMENTS INHERENT IN LONG-TERM INVESTMENTS. FURTHER, BECAUSE OF THE INHERENT UNCERTAINTY OF VALUATION, THOSE ESTIMATED VALUES MAY DIFFER SIGNIFICANTLY FROM THE VALUES THAT WOULD HAVE BEEN USED HAD A READY MARKET OF THE INVESTMENTS EXISTED, AND THE DIFFERENCES COULD BE MATERIAL.
AT MARCH 31, 2000, $6,550,314, OR 2.2% OF NET ASSETS, WERE VALUED BY THE BOARD OF DIRECTORS.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. INVESTMENT INCOME AND REALIZED AND UNREALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS IN PROPORTION TO THEIR RELATIVE NET ASSETS.

FOREIGN  CURRENCY  TRANSACTIONS: THE FUND'S ACCOUNTING RECORDS ARE MAINTAINED IN
U. S. DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET
VALUE          DETERMINATION,  FOREIGN  DENOMINATIONS  ARE  CONVERTED  INTO U.S.
DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES IS INCLUDED IN THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON SECURITIES. DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM
NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED
IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME
TAX  REGULATIONS.
ESTIMATES: THE PREPARATION OF THE FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNT OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTED PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENT: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS: .75% ON THE FIRST $250 MILLION, .725% ON THE NEXT $250 MILLION AND .675% ON THE EXCESS OF $500 MILLION. UNDER THE TERMS OF THE AGREEMENT, $282,539 WAS PAYABLE AT PERIOD END.
THE ADVISOR CONTRACTUALLY REIMBURSED THE FUND FOR EXPENSES OF $7,825. CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS A, CLASS B AND CLASS C SHARES, ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED .35%, 1.0% AND 1.0% ANNUALLY OF AVERAGE DAILY NET ASSETS OF EACH CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS I SHARES DO NOT HAVE
DISTRIBUTION  PLAN  EXPENSES. UNDER THE TERMS OF THE AGREEMENT,          $72,014
WAS  PAYABLE  AT  PERIOD  END.

THE DISTRIBUTOR RECEIVED $13,378 AS ITS PORTION OF COMMISSIONS CHARGED ON SALES OF THE FUND'S SHARES.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $74,554 FOR THE PERIOD ENDED MARCH 31, 2000. UNDER THE TERMS OF THE AGREEMENT, $13,151 WAS PAYABLE AT PERIOD END. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .35% FOR CLASS A, CLASS B AND CLASS C SHARES AND .15% FOR CLASS I SHARES, BASED ON THEIR AVERAGE DAILY NET ASSETS. UNDER THE TERM OF THE AGREEMENT, $88,584 WAS PAYABLE AT PERIOD END.
THE CALVERT SOCIAL INVESTMENT FOUNDATION ("CSI FOUNDATION") PROVIDES CERTAIN ADMINISTRATIVE SERVICES TO THE FUND. THESE SERVICES INCLUDE A DUE DILIGENCE REVIEW FOR EACH POTENTIAL ORGANIZATION WHICH IS BEING CONSIDERED FOR A HIGH SOCIAL IMPACT INVESTMENT ("HSI INVESTMENT"). THE SERVICES ALSO INCLUDE AN ANNUAL REVIEW THEREAFTER, INVESTMENT MONITORING, QUARTERLY REPORTING TO THE FUND BOARD, NOTIFICATION OF ANY EVENT OF INFORMATION THAT MAY AFFECT THE VALUE OF AN INVESTMENT, AND OTHER INCIDENTAL SERVICES. FOR PROVIDING SUCH SERVICES, THE CSI FOUNDATION RECEIVES AN ANNUAL FEE, PAID QUARTERLY OF 1.00% OF THE FUND'S AVERAGE DAILY NET ASSETS INVESTED IN HSI INVESTMENTS.
EACH DIRECTOR OF THE FUND WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $4,000 PLUS $1,000 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. ADDITIONAL FEES OF UP TO $10,000 ANNUALLY MAY BE PAID TO THE CHAIRPERSON OF SPECIAL COMMITTEES OF THE BOARD. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE FUNDS IN THE SERIES SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $95,174,159 AND $96,229,095, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT MARCH 31, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION
AGGREGATED          $69,569,199,  OF  WHICH  $79,857,588  RELATED TO APPRECIATED
SECURITIES  AND  $10,288,389  RELATED  TO  DEPRECIATED  SECURITIES.

NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT MARCH 31, 2000.

FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                    MARCH  31,   SEPTEMBER  30,   SEPTEMBER  30,
CLASS  A  SHARES                     2000          1999            1998
NET  ASSET  VALUE,  BEGINNING          $21.89          $18.57          $22.06
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .79             .01             .06
NET  REALIZED  AND  UNREALIZED GAIN (LOSS)  3.25            4.94          (2.11)
     TOTAL  FROM  INVESTMENT  OPERATIONS    4.04            4.95          (2.05)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.87)           (.07)          (.06)
     NET  REALIZED  GAIN  (LOSS)         (.09)          (1.56)         (1.38)
          TOTAL  DISTRIBUTIONS          (0.96)          (1.64)         (1.44)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                         3.08            3.32          (3.49)
NET  ASSET  VALUE,  ENDING             $24.97          $21.89          $18.57

TOTAL  RETURN*                          18.57%          27.53%        (9.29%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)     (.73%)  (A)       .04%           .27%
     TOTAL  EXPENSES                     1.81%  (A)       1.87%          1.86%
     EXPENSES  BEFORE  OFFSETS           1.81%  (A)       1.87%          1.86%
     NET  EXPENSES                       1.75%  (A)       1.83%          1.80%
PORTFOLIO  TURNOVER                        37%             82%            84%
NET  ASSETS,  ENDING  (IN THOUSANDS)    $273,554        $231,516        $195,192


                                               YEARS  ENDED
                                SEPTEMBER  30,   SEPTEMBER  30,   SEPTEMBER  30,
CLASS  A  SHARES                     1997          1996             1995
NET  ASSET  VALUE,  BEGINNING          $18.62          $17.62          $17.99
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .10             .04             .11
NET  REALIZED  AND  UNREALIZED GAIN (LOSS)  3.81            1.53             .38
     TOTAL  FROM  INVESTMENT  OPERATIONS    3.91            1.57             .49
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.05)           (.13)              -
     EXCESS  OF  NET  INVESTMENT INCOME        -               -               -
     NET  REALIZED  GAINS                (.42)           (.44)          (.86)
          TOTAL  DISTRIBUTIONS           (.47)           (.57)          (.86)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                         3.44            1.00           (.37)
NET  ASSET  VALUE,  ENDING             $22.06          $18.62          $17.62

TOTAL  RETURN*                          21.44%           9.22%          3.19%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)      .51%            .23%           .68%
     TOTAL  EXPENSES                     1.91%           1.95%          1.93%
     EXPENSES  BEFORE  OFFSETS           1.91%           1.95%          1.93%
     NET  EXPENSES                       1.76%           1.81%          1.79%
PORTFOLIO  TURNOVER                        58%             96%            73%
NET  ASSETS,  ENDING  (IN THOUSANDS)    $225,169        $194,032        $191,586

FINANCIAL  HIGHLIGHTS

                                              PERIODS  ENDED
                                    MARCH  31,   SEPTEMBER  30,   SEPTEMBER  30,
CLASS  B  SHARES                      2000         1999            1998^
NET  ASSET  VALUE,  BEGINNING          $21.56          $18.48          $21.83
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .69            (.15)          (.05)
NET  REALIZED  AND  UNREALIZED GAIN (LOSS)  3.17            4.79          (3.30)
     TOTAL  FROM  INVESTMENT  OPERATIONS    3.86            4.64          (3.35)
DISTRIBUTIONS  FROM:
     NET  INVESTMENT  INCOME             (.87)              -               -
     NET  REALIZED  GAINS                (.09)          (1.56)             --
     TOTAL  DISTRIBUTIONS                (.96)          (1.56)             --
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                         2.90            3.08          (3.35)
NET  ASSET  VALUE,  ENDING             $24.46          $21.56          $18.48

TOTAL  RETURN*                          18.01%          25.84%       (15.35%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)       (1.85%) (A)     (1.20%)     (.99%)(A)
     TOTAL  EXPENSES                     2.97%  (A)       3.62%       6.11%(A)
     EXPENSES  BEFORE  OFFSETS           2.97%  (A)       3.20%       3.22%(A)
     NET  EXPENSES                       2.91%  (A)       3.16%       3.16%(A)
PORTFOLIO  TURNOVER                        37%             82%            84%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $5,216          $3,133            $879

FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                    MARCH  31,   SEPTEMBER  30,   SEPTEMBER  30,
CLASS  C  SHARES                     2000          1999             1998
NET  ASSET  VALUE,  BEGINNING          $20.81          $17.83          $21.39
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .70            (.17)          (.13)
NET  REALIZED  AND  UNREALIZED GAIN (LOSS)  3.03            4.71          (2.05)
    TOTAL  FROM  INVESTMENT  OPERATIONS     3.73            4.54          (2.18)
DISTRIBUTIONS  FROM:
     NET  INVESTMENT  INCOME             (.87)              -               -
     NET  REALIZED  GAIN  (LOSS)         (.09)          (1.56)         (1.38)
          TOTAL  DISTRIBUTIONS           (.96)          (1.56)         (1.38)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                         2.77            2.98          (3.56)
NET  ASSET  VALUE,  ENDING             $23.58          $20.81          $17.83

TOTAL  RETURN*                          18.04%          26.25%       (10.22%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)    (1.65%)  (A)      (.92%)        (.79%)
     TOTAL  EXPENSES                     2.74%  (A)       2.83%          2.91%
     EXPENSES  BEFORE  OFFSETS           2.74%  (A)       2.83%          2.91%
     NET  EXPENSES                       2.67%  (A)       2.80%          2.85%
PORTFOLIO  TURNOVER                        37%             82%            84%
NET  ASSETS,  ENDING  (IN THOUSANDS)     $12,325          $9,777          $8,043





                                               YEARS  ENDED
                                SEPTEMBER  30,   SEPTEMBER  30,   SEPTEMBER  30,
CLASS  C  SHARES                   1997           1996             1995
NET  ASSET  VALUE,  BEGINNING          $18.20          $17.28          $17.86
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME             (.07)           (.15)          (.05)
NET  REALIZED  AND  UNREALIZED GAIN (LOSS)  3.68            1.51             .32
    TOTAL  FROM  INVESTMENT  OPERATIONS     3.61            1.36             .27
DISTRIBUTIONS  FROM
     NET  REALIZED  GAINS                (.42)           (.44)          (.85)
          TOTAL  DISTRIBUTIONS           (.42)           (.44)          (.85)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                         3.19             .92           (.58)
NET  ASSET  VALUE,  ENDING             $21.39          $18.20          $17.28

TOTAL  RETURN*                          20.22%           8.07%          1.95%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)     (.42%)          (.88%)        (.47%)
     TOTAL  EXPENSES                     2.91%           3.08%          3.25%
     EXPENSES  BEFORE  OFFSETS           2.91%           3.08%          3.12%
     NET  EXPENSES                       2.76%           2.93%          2.99%
PORTFOLIO  TURNOVER                        58%             96%            73%
NET  ASSETS,  ENDING  (IN THOUSANDS)      $8,799          $6,779          $6,061

FINANCIAL  HIGHLIGHTS

                                                      PERIOD  ENDED
                                                    MARCH  31,   SEPTEMBER  30,
CLASS  I  SHARES                                      2000         1999#
NET  ASSET  VALUE,  BEGINNING                          $21.99          $19.91
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                              .87             .15
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)        3.28            1.93
          TOTAL  FROM  INVESTMENT  OPERATIONS            4.15            2.08
DISTRIBUTIONS  FROM:
     NET  INVESTMENT  INCOME                             (.87)              -
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)        (.09)              -
          TOTAL  DISTRIBUTIONS                           (.96)              -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE       3.19            2.08
NET  ASSET  VALUE,  ENDING                             $25.18          $21.99

TOTAL  RETURN*                                          19.00%         10.45%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                    (.02%)  (A)  1.19%  (A)
     TOTAL  EXPENSES                                    1.55%  (A)   1.53%  (A)
     EXPENSES  BEFORE  OFFSETS                          1.12%  (A)   1.09%  (A)
     NET  EXPENSES                                      1.05%  (A)   1.05%  (A)
PORTFOLIO  TURNOVER                                       37%             82%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                 $4,134           $3,006







(A)     ANNUALIZED
* TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR AND DOES NOT REFLECT DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.
^     FROM  APRIL  1,  1998  INCEPTION.
#     FROM  MARCH  1,  1999  INCEPTION.

CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY  FUND

TO  OPEN  AN  ACCOUNT
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PRINCIPAL  UNDERWRITER
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THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND INFORMATION TO SHAREHOLDERS. IT IS
NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
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CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO
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TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
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NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND







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